Expense Example {- Stock Selector All Cap Portfolio} - 02.28 VIP Stock Selector All Cap Portfolio Investor PRO -02 - Stock Selector All Cap Portfolio - VIP Stock Selector All Cap Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	$ 224